Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Investment Valuation and Investment Income
Investment Valuation

Investments held by the Plan (except for fully benefit-responsive investment contracts) are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). See Note 4 — Fair Value Measurements for further discussion and disclosures related to fair value measurements.

All earnings and net appreciation or depreciation of the Plan's Investment Accounts, other than the Self-Directed Accounts and the Stable Assets Account, are allocated to the Plan daily based upon the Plan’s share of the Investment Accounts’ fair value at the end of the previous day.

Investments in the Self-Directed Accounts are credited with earnings or charged with losses and expenses based on the performance of the individual investments within these accounts. Income and expenses for the investments in the Stable Assets Account are accrued for on a daily basis to allow for the calculation of a daily net asset value (“NAV”). The Stable Assets Account is credited with earnings or charged with losses on a monthly basis by the Trustee, after account statements are provided by the issuers.

Investment Income
Net investment income from the Plan consists of realized gains or losses and the unrealized appreciation (depreciation) in the fair value or contract value of those investments, as well as interest and dividends earned. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold, as well as held during the year.
Contributions
Contributions
Contributions from employees are accrued when the Company makes payroll deductions. Contributions from the Company are accrued in the period in which they become obligations of the Company.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.